OPPENHEIMER CAPITAL APPRECIATION FUND
Supplement dated June 26, 2013 to the Prospectus and
Statement of Additional Information, each dated December 28, 2012

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Capital Appreciation Fund (the "Fund"), each dated December 28, 2012, and is in addition to any other supplements.

Effective July 1, 2013:

(Oppenheimer Capital Appreciation Fund)

The table titled "Annual Fund Operating Expenses" and the footnotes that immediately follow it, on page 3 of the Prospectus, have been deleted in their entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer Capital Appreciation Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.23%	0.99%	1.00%	0.49%	none	none
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.04%
Total Annual Fund Operating Expenses	1.05%	1.81%	1.82%	1.31%	0.82%	0.63%

The table under the section titled "Example," on page 3 of the Prospectus, has been deleted in its entirety and replaced with the following:
If shares are redeemed:
Expense Example (Oppenheimer Capital Appreciation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	891	1,124	1,790
Class B	686	875	1,189	1,757
Class C	287	578	994	2,156
Class N	234	418	723	1,589
Class Y	84	263	457	1,018
Class I	65	202	352	789

If shares are not redeemed:
Expense Example, No Redemption (Oppenheimer Capital Appreciation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	891	1,124	1,790
Class B	186	575	989	1,757
Class C	187	578	994	2,156
Class N	134	418	723	1,589
Class Y	84	263	457	1,018
Class I	65	202	352	789

[1]	Expenses have been restated to reflect current fees.